BT INVESTMENT FUNDS
(BT Investment Cash Management Fund, BT Investment Treasury Money Fund, BT Investment NY Tax Free Money Fund, BT Investment Tax Free Money Fund)

BT ADVISOR FUNDS
(BT Investment U.S. Bond Index Fund, BT Investment EAFE (R) Equity Index Fund, BT Investment Small Cap Index Fund)

BT PYRAMID MUTUAL FUNDS
(BT Investment Money Market Fund, BT Investment Equity 500 Index Fund)

BT INSTITUTIONAL FUNDS
(BT Institutional Treasury Money Fund, BT Institutional Cash Management Fund, BT Institutional Cash Reserves, BT Institutional Liquid Assets Fund, BT Institutional Equity 500 Index Fund)

PROSPECTUS SUPPLEMENT DATED JULY 15, 1999 TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES AND SUPERCEDES, AS APPLICABLE THE SECTION "MANAGEMENT OF THE FUND(S)" IN EACH FUND'S PROSPECTUS:

Prior to June 4, 1999, Bankers Trust Company was a wholly owned subsidiary of Bankers Trust Corporation. On June 4, 1999, Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as Bankers Trust's new parent company, controls its operations as investment adviser, the Fund's shareholders will be asked to approve a new investment advisory agreement. A Special Meeting of Shareholders will be held for this purpose. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

THE FOLLOWING REVISES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER(S)" IN THE PROSPECTUSES FOR BT INVESTMENT U.S. BOND INDEX FUND, BT INVESTMENT EAFE(R) EQUITY INDEX FUND, BT INVESTMENT SMALL CAP INDEX FUND, BT INVESTMENT EQUITY 500 INDEX FUND, AND BT INSTITUTIONAL EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CUSIPS:
055922108       05576L866      055847107     055924864
055922405       05576L874      055924203     055924500
055922207       05576L882      055924104
055922306       055847206      055924872